Intangible Assets	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
(10)	Intangible Assets

Intangible assets consist of contracts acquired in 2005. The table below shows intangible assets as of March 31, 2015 and September 30, 2014.

	March 31, 2015			September 30, 2014
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(In thousands)
Purchased contracts	$111,635	$(111,042)	$593	$111,635	$(110,674)	$961

Total	$111,635	$(111,042)	$593	$111,635	$(110,674)	$961

The weighted-average remaining amortization period of intangible assets was approximately 13 months at March 31, 2015 and 16 months at September 30, 2014. Amortization expense was approximately $369 thousand and $611 thousand for the six months ended March 31, 2015 and 2014, which is recorded within operating expenses in the consolidated statement of operations and comprehensive loss. Estimated aggregate amortization expense for the next four years and thereafter is as follows.

Fiscal year ending September 30,	(In thousands)
2015 – remainder of fiscal year	$368
2016	141
2017	51
2018	33
Thereafter	$—

$593

(10)	Intangible Assets

The Company accounts for intangible assets according to ASC 350 Intangibles – Goodwill and Other. Intangible assets consist primarily of contracts acquired in the JJMA transaction. The table below shows the intangible assets as of September 30, 2014 and 2013.

	September 30, 2014			September 30, 2013
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(In thousands)
Purchased contracts	$111,635	$(110,674)	$961	$111,635	$(109,795)	$1,840
Internal use software and engineering designs	3,182	(3,182)	—	3,182	(2,982)	200

Total	$114,817	$(113,856)	$961	$114,817	$(112,777)	$2,040

The weighted-average remaining amortization period of intangible assets was approximately 16 months at September 30, 2014. Amortization expense was approximately $1.1 million, $3.2 million, and $6.5 million, for the years ended September 30, 2014, 2013 and 2012, which is recorded within operating expenses in the consolidated statement of operations and comprehensive loss. Estimated aggregate amortization expense for the next four years and thereafter is as follows.

Fiscal year ending September 30,	(In thousands)
2015	736
2016	141
2017	51
2018	33
Thereafter	$—

$961